UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-22578

Vericimetry Funds

(Exact name of registrant as specified in charter)

1968 N. Lake Avenue, #303

Altadena, CA 91001

(Address of principal executive offices) (Zip code)

Dr. Mendel Fygenson

Vericimetry Advisors LLC

1968 N. Lake Avenue, #303

Altadena, CA 91001

(Name and address of agent for service)

Registrant's telephone number, including area code: (805) 570-1086

Date of fiscal year end: September 30

Date of reporting period: September 30, 2019

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Vericimetry U.S. Small Cap Value Fund

Annual Report

September 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank if you hold your shares through such an institution. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by calling 1-855-755-7550 if you hold your shares directly with Vericimetry U.S. Small Cap Value Fund, or, if you hold your shares through a financial intermediary, by contacting your financial intermediary.

You may elect to receive all future reports in paper copies free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling 1-855-755-7550 if you hold your shares directly with Vericimetry U.S. Small Cap Value Fund, or, if you hold your shares through a financial intermediary, by contacting your financial intermediary.

Vericimetry Funds

TABLE OF CONTENTS
September 30, 2019

Letter to Shareholders	1
Manager’s Discussion and Analysis	2
Performance Summary	3
Schedule of Investments	4
Financial Statements	17
Financial Highlights	20
Notes to Financial Statements	21
Report of Independent Registered Public Accounting Firm	27
Expense Example	28
Other Information	29
Board Approval of Investment Management Agreement	30
Trustees and Officers	31

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Except for historical information, the matters discussed in this report may constitute forward-looking statements. These include any predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Fund in the current prospectus, other factors bearing on these statements include the accuracy of the Adviser’s forecasts and predictions, and the appropriateness of the investment programs designed by the Adviser to implement its strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to applicable benchmarks.

Vericimetry Funds

Letter to Shareholders

September 30, 2019 (Unaudited)

Dear Shareholders,

We are pleased to present the enclosed annual report for the Vericimetry U.S. Small Cap Value Fund (the “Fund”) for the period ended September 30, 2019.

Vericimetry Advisors, LLC (the “Adviser”) is an academically based, quantitatively structured investment adviser. We provide a selected group of elite financial advisors access to an enhanced index strategy for a well-defined asset class with a predetermined benchmark. The Fund’s objective is to achieve long-term capital appreciation. It seeks to meet that objective by principally investing in U.S. small capitalization and value securities.

The Fund invests in a wide and diverse universe of U.S. small capitalization value stocks using a structured quantitative investment approach based on a set of well defined fundamental characteristics that historically has shown to deliver the risk-premiums in U.S. small and value equities. Given our capacity advantage, we employ a multi-factor approach to identify value securities. To this end, securities considered for the Fund must pass a “value screen” which combines factors such as book-to- market, price-to-earnings, price to-sales or price-to-operating cash flow.1

In an effort to enhance net returns to the investor, we implement disciplined and patient trading strategies. The Fund is managed with the intent of maintaining competitive management fees and low transactions costs, expenses and turnover in an effort to enhance net returns to the investor. We are committed to limiting the growth of the Fund’s assets under management once it reaches its optimal capacity.

We thank you for your investment in the Vericimetry U.S. Small Cap Value Fund and for the confidence and trust you place in Vericimetry’s investment team.

Sincerely,

Dr. Mendel Fygenson

Chief Executive Officer

Economic, political, and issuer specific events may cause the value of securities to rise or fall. Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Securities of small and microcap companies are often less liquid, more volatile and they may have more limited resources. Value stocks may perform differently from the market as a whole and may underperform equity funds that use other investment strategies. The investment strategies, practices and risk analysis used by the Adviser may not produce the desired results.

[1]

Book-to-market is the value ratio of a company’s book value to its market value. Price-to-earnings, price-to-sales and price-to-operating cash flow ratios are the value of a company’s share price compared to its previous twelve months earnings per share, sales per share or operating cash flow per share, respectively.

Vericimetry Funds

Manager’s Discussion and Analysis

September 30, 2019 (Unaudited)

The following overview summarizes the results of the Vericimetry U.S. Small Cap Value Fund (the “Fund”) for the fiscal year ended on September 30, 2019. In general, the Fund seeks to deliver the long side of the size-value risk premiums in U.S. securities through a well diversified portfolio. The outcomes of this fiscal year demonstrate management’s commitment to the Fund’s mandated strategy and its stated investment philosophy. Please note that returns mentioned in the summary below, for both the Fund and for the indices, include both price appreciation/depreciation and reinvestment of dividends.

For the fiscal year ended on September 30, 2019, the Fund had negative returns, and it underperformed its benchmark – the Russell 2000® Value Index (the “Benchmark”). Overall, the Fund’s fiscal-year annualized return was a -12.70% versus the Benchmark’s negative return of -8.24%. For most of the year, the Fund was almost fully invested and had a well-diversified portfolio, with at least 1,000 equity holdings.

Examining the returns of different segments of the U.S. equity markets over this fiscal year provides additional information (shown below). The broad market had a small positive return, as illustrated by the Russell 3000® Index. Small cap stocks, represented by the Russell 2000® Indices, had much lower returns than large cap stocks, represented by the Russell 1000® Indices. Given the Fund’s greater exposure to the smaller cap segment of the market, this size differential had a negative impact on the Fund’s returns.

Value stocks slightly outperformed growth stocks within all sizes, as illustrated by the various Russell indices. Thus, the value differential, which the Fund seeks to deliver through a multifactor approach, had a small positive impact on the Fund’s returns.

The Fund underperformed its Benchmark by 4.46%, which can be attributed to the weighting differentials of the Energy, REITs and Utilities sectors. In particular, the Benchmark’s return was positively enhanced by its exposure to REITs and Utility stocks, which contributed about 1.47% and 1.37%, respectively, while the Fund’s bigger weight in the Energy sector resulted in a negative contribution of about 1.92% relative to the Benchmark.

Please recall that by design the Fund can not invest in REITs and Utility stocks. In the case of the former, this is due to its special tax implications, and in the case of the latter, due to the regulated nature of the industry. We believe avoiding Utilities diminishes the risk profile over long periods of time.

Returns for the Fiscal Year Ended September 30, 2019

Russell 1000® Value Index	4.00%
Russell 1000® Index	3.87%
Russell 1000® Growth Index	3.71%
Russell 3000® Value Index	3.10%
RUSSELL 3000® Index	2.92%
Russell 3000® Growth Index	2.70%
Russell 2000® Value Index	-8.24%
Russell 2000® Index	-8.89%
Russell 2000® Growth Index	-9.63%
Russell Microcap® Value Index	-11.57%
Russell Microcap® Index	-15.98%
Russell Microcap® Growth Index	-21.34%

Source: Russell Investment Group

Vericimetry Funds

Performance Summary (Unaudited)

September 30, 2019

Comparison of a Hypothetical $10,000 Investment
in the Vericimetry U.S. Small Cap Value Fund and the Russell 2000® Value Index*

Total Returns For the periods ended September 30, 2019
	One Year	Five Year	Average Annual Since Inception **
Vericimetry U.S. Small Cap Value Fund	-12.70%	4.58%	9.67%
Russell 2000® Value Index*	-8.24%	7.17%	10.10%

*

The Russell 2000® Value Index measures the performance of small-cap value segment of the U.S. equity universe. It includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index.

**	Commencement of operations for the Vericimetry U.S. Small Cap Value Fund was December 27, 2011.

The Fund’s net expense ratio of 0.61% and gross expense ratio of 0.66% are reflective of the information disclosed in the Fund’s prospectus dated January 28, 2019 and may differ from the expense ratios disclosed in this report. The Adviser has contractually agreed to waive all or a portion of its management fees and/or reimburse expenses at least through January 31, 2020 in order to keep the Fund’s net annual operating expenses (excluding certain non-operating expenses) from exceeding 0.60% of its average daily net assets. Performance data quoted represents past performance which is not predictive of future performance. The investment return and principal value of Fund shares will fluctuate and when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To receive current performance to the most recent month end, please call 1-855-755-7550. Please read the Fund’s prospectus carefully before investing.

The line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Fund’s results as shown are net of fees.

Vericimetry U.S. Small Cap Value Fund

Schedule of Investments

As of September 30, 2019

	Number of Shares	Value
COMMON STOCKS – 94.3%
BASIC MATERIALS – 4.8%
AdvanSix, Inc.*	3,900	$100,308
AgroFresh Solutions, Inc.*1	12,800	33,664
AK Steel Holding Corp.*1	30,100	68,327
Allegheny Technologies, Inc.*	14,800	299,700
American Vanguard Corp.[1]	10,400	163,280
Balchem Corp.	1,400	138,866
Carpenter Technology Corp.	20,700	1,069,362
Century Aluminum Co.*	25,300	167,865
Coeur Mining, Inc.*	89,900	432,419
Commercial Metals Co.	41,800	726,484
Covia Holdings Corp.*1	7,700	15,554
Domtar Corp.	3,300	118,173
Element Solutions, Inc.*	67,300	685,114
Ferro Corp.*	1,700	20,162
Ferroglobe PLC	12,200	13,786
Friedman Industries, Inc.	2,500	16,225
Gold Resource Corp.	5,900	17,995
H.B. Fuller Co.	4,300	200,208
Hawkins, Inc.	1,400	59,500
Hecla Mining Co.[1]	181,238	318,979
Huntsman Corp.	6,400	148,864
Ingevity Corp.*	300	25,452
Innophos Holdings, Inc.	2,700	87,642
Innospec, Inc.	1,350	120,339
Intrepid Potash, Inc.*	18,700	61,149
Kaiser Aluminum Corp.	2,313	228,918
Koppers Holdings, Inc.*	3,600	105,156
Kraton Corp.*1	12,900	416,541
Kronos Worldwide, Inc.	5,200	64,324
Livent Corp.*	5,900	39,471
Materion Corp.	8,200	503,152
McEwen Mining, Inc.[1]	10,600	16,536
Mercer International, Inc.	21,000	263,340
Minerals Technologies, Inc.	3,200	169,888
Oil-Dri Corp. of America	1,400	47,684
Olin Corp.	11,300	211,536
OMNOVA Solutions, Inc.*	2,900	29,203
Orion Engineered Carbons S.A.	1,800	30,078
PH Glatfelter Co.	15,867	244,193
Rayonier Advanced Materials, Inc.	7,450	32,259
Reliance Steel & Aluminum Co.	1,800	179,388
Resolute Forest Products, Inc.	8,800	41,360
Rogers Corp.*	500	68,355
Schnitzer Steel Industries, Inc. - Class A	4,800	99,168
Schweitzer-Mauduit International, Inc.	4,100	153,504
Shiloh Industries, Inc.*	3,900	16,146
Stepan Co.	4,850	470,741
Tronox Holdings PLC[1]	12,200	101,260
United States Steel Corp.[1]	1,900	21,945
Univar Solutions, Inc.*	1,025	21,279
Universal Stainless & Alloy Products, Inc.*	2,900	45,240
Verso Corp. - Class A*1	7,300	90,374
		8,820,456
COMMUNICATIONS – 3.0%
ADTRAN, Inc.	3,000	34,035
ATN International, Inc.	5,129	299,380
Aviat Networks, Inc.*	1,300	17,745
CalAmp Corp.*	4,400	50,688
Cars.com, Inc.*1	1,200	10,776
Casa Systems, Inc.*	4,100	32,206
Cincinnati Bell, Inc.*	5,540	28,088
CommScope Holding Co., Inc.*	1,700	19,992
Consolidated Communications Holdings, Inc.	16,900	80,444
DHI Group, Inc.*	7,800	30,030
Digi International, Inc.*	12,600	171,612
Entercom Communications Corp. - Class A	2,200	7,348
Entravision Communications Corp. - Class A	10,700	34,026
ePlus, Inc.*	2,280	173,485
EW Scripps Co. - Class A	21,216	281,748
Gannett Co., Inc.	24,000	257,760
GCI Liberty, Inc.*	1,100	68,277
Gray Television, Inc.*	27,200	443,904
Harmonic, Inc.*	2,800	18,424
Houghton Mifflin Harcourt Co.*	7,400	39,442
Infinera Corp.*	11,450	62,402
Iridium Communications, Inc.*	30,850	656,488
Lands’ End, Inc.*	5,300	60,128
Liberty Latin America Ltd. - Class A*	3,300	56,331
Liberty Latin America Ltd. - Class C*	3,500	59,833
Limelight Networks, Inc.*	7,200	21,816
Meet Group, Inc.*	5,000	16,375
Meredith Corp.	1,100	40,326
National CineMedia, Inc.	2,300	18,860
NeoPhotonics Corp.*	9,000	54,810
NETGEAR, Inc.*	2,400	77,328
New Media Investment Group, Inc.[1]	16,500	145,365
New York Times Co. - Class A1	1,000	28,480
Nexstar Media Group, Inc. - Class A	1,100	112,541
NIC, Inc.	7,200	148,680
PC-Tel, Inc.	3,000	25,200
Perficient, Inc.*	3,600	138,888

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2019

	Number of Shares	Value
COMMON STOCKS (Continued)
COMMUNICATIONS (Continued)
Preformed Line Products Co.	700	$38,213
Saga Communications, Inc. - Class A	900	26,775
Scholastic Corp.	16,330	616,621
Sinclair Broadcast Group, Inc. - Class A	1,600	68,384
Spok Holdings, Inc.	3,900	46,566
Stamps.com, Inc.*1	2,600	193,570
TechTarget, Inc.*	3,800	85,595
TEGNA, Inc.	4,000	62,120
Telephone & Data Systems, Inc.	18,800	485,040
TESSCO Technologies, Inc.	500	7,185
United States Cellular Corp.*	500	18,790
Vonage Holdings Corp.*	3,100	35,030
		5,507,150
CONSUMER, CYCLICAL – 16.4%
Abercrombie & Fitch Co. - Class A	18,700	291,720
Adient PLC	2,400	55,104
Allegiant Travel Co.[1]	400	59,864
AMC Entertainment Holdings, Inc. - Class A1	5,100	54,570
American Axle & Manufacturing Holdings, Inc.*1	32,600	267,972
America’s Car-Mart, Inc.*	1,000	91,700
Anixter International, Inc.*	7,700	532,224
Asbury Automotive Group, Inc.*	900	92,097
At Home Group, Inc.*	6,100	58,682
AutoNation, Inc.*	2,200	111,540
Barnes & Noble Education, Inc.*	12,900	40,248
Bassett Furniture Industries, Inc.	1,400	21,420
BBX Capital Corp.	9,600	44,832
Beacon Roofing Supply, Inc.*	10,810	362,459
Beazer Homes USA, Inc.*	5,300	78,970
Bed Bath & Beyond, Inc.[1]	25,900	275,576
Big 5 Sporting Goods Corp.[1]	9,600	19,968
Big Lots, Inc.	4,000	98,000
Biglari Holdings, Inc. - Class B*	300	32,700
BMC Stock Holdings, Inc.*	11,300	295,834
Boot Barn Holdings, Inc.*1	6,200	216,380
Brinker International, Inc.	500	21,335
Buckle, Inc.[1]	4,800	98,880
Build-A-Bear Workshop, Inc.*	7,300	22,995
Caleres, Inc.	15,900	372,219
Callaway Golf Co.	14,350	278,534
Cannae Holdings, Inc.*	9,400	258,218
Cato Corp. - Class A	9,700	170,817
Century Casinos, Inc.*	3,700	28,601
Century Communities, Inc.*	7,072	216,615
Chico’s FAS, Inc.	44,100	177,723
Choice Hotels International, Inc.	2,200	195,712
Churchill Downs, Inc.	380	46,913
Citi Trends, Inc.	5,000	91,500
Columbia Sportswear Co.	5,116	495,689
Commercial Vehicle Group, Inc.*	2,600	18,746
Conn’s, Inc.*	9,900	246,114
Container Store Group, Inc.*	2,500	11,050
Cooper Tire & Rubber Co.	3,100	80,972
Cooper-Standard Holdings, Inc.*	3,350	136,948
Core-Mark Holding Co., Inc.	5,700	183,056
Crocs, Inc.*	1,450	40,252
Dana, Inc.	3,450	49,818
Deckers Outdoor Corp.*	700	103,152
Del Taco Restaurants, Inc.*	3,100	31,698
Delta Apparel, Inc.*	1,700	40,375
Designer Brands, Inc. - Class A	9,300	159,216
Dick’s Sporting Goods, Inc.[1]	9,450	385,654
Dillard’s, Inc. - Class A1	2,400	158,664
Dorman Products, Inc.*	200	15,908
Douglas Dynamics, Inc.	1,500	66,855
El Pollo Loco Holdings, Inc.*	5,400	59,184
Eros International PLC*	9,700	18,527
Ethan Allen Interiors, Inc.	3,000	57,300
Express, Inc.*	18,800	64,672
EZCORP, Inc. - Class A*	15,700	101,344
Fiesta Restaurant Group, Inc.*	2,000	20,840
FirstCash, Inc.	3,008	275,743
Fossil Group, Inc.*1	16,600	207,666
Fox Factory Holding Corp.*	200	12,448
Freshpet, Inc.*	400	19,908
GameStop Corp. - Class A1	26,100	144,072
Genesco, Inc.*1	4,800	192,096
Gentherm, Inc.*	2,100	86,279
G-III Apparel Group Ltd.*	15,500	399,435
GMS, Inc.*	5,800	166,576
GNC Holdings, Inc. - Class A*1	11,450	24,503
Golden Entertainment, Inc.*	1,400	18,606
Goodyear Tire & Rubber Co.	4,300	61,942
Green Brick Partners, Inc.*	5,098	54,549
Group 1 Automotive, Inc.	8,500	784,635
Guess?, Inc.	23,250	430,822
Hamilton Beach Brands Holding Co. - Class B	2,891	46,747
Haverty Furniture Cos., Inc.	7,200	145,944
Hawaiian Holdings, Inc.	3,000	78,780
Herman Miller, Inc.	1,700	78,353
Hibbett Sports, Inc.*1	3,000	68,700

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2019

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, CYCLICAL (Continued)
Hooker Furniture Corp.	2,460	$52,742
Hovnanian Enterprises, Inc. - Class A*1	1,800	34,650
Hudson Ltd. - Class A*	4,000	49,080
Installed Building Products, Inc.*	2,500	143,350
International Game Technology PLC	2,900	41,209
International Speedway Corp. - Class A	3,400	153,034
J. Jill, Inc.[1]	8,300	15,770
Johnson Outdoors, Inc. - Class A	1,500	87,840
KB Home	5,500	187,000
Kewaunee Scientific Corp.	700	10,906
Kimball International, Inc. - Class B	2,800	54,040
La-Z-Boy, Inc.	4,130	138,727
LCI Industries	2,000	183,700
LGI Homes, Inc.*	2,600	216,632
Lifetime Brands, Inc.	6,500	57,525
Lithia Motors, Inc. - Class A	3,000	397,140
M/I Homes, Inc.*	8,900	335,085
Malibu Boats, Inc. - Class A*	1,600	49,088
Marcus Corp.	6,480	239,825
Marine Products Corp.[1]	2,100	29,736
MarineMax, Inc.*	8,300	128,484
Marriott Vacations Worldwide Corp.	5,205	539,290
MasterCraft Boat Holdings, Inc.*	3,500	52,238
MDC Holdings, Inc.	24,836	1,070,432
Meritage Homes Corp.*	16,700	1,174,845
Methode Electronics, Inc.	6,100	205,204
Michaels Cos., Inc.*1	8,600	84,194
Miller Industries, Inc.	4,325	144,023
Mobile Mini, Inc.	11,100	409,146
Modine Manufacturing Co.*	10,204	116,019
Monarch Casino & Resort, Inc.*	1,500	62,535
Motorcar Parts of America, Inc.*1	1,500	25,350
Movado Group, Inc.	6,150	152,889
Navistar International Corp.*	1,700	47,787
New Home Co., Inc.*	4,700	20,492
Newell Brands, Inc.	4,000	74,880
Office Depot, Inc.	244,950	429,887
Oxford Industries, Inc.[1]	900	64,530
Papa John’s International, Inc.	400	20,940
Party City Holdco, Inc.*1	12,500	71,375
PC Connection, Inc.	6,642	258,374
Penske Automotive Group, Inc.	3,200	151,296
PetMed Express, Inc.	1,000	18,020
RCI Hospitality Holdings, Inc.	2,500	51,700
Reading International, Inc. - Class A*	2,189	26,180
Red Lion Hotels Corp.*	2,000	12,960
Regis Corp.*1	11,146	225,372
REV Group, Inc.	6,600	75,438
Rocky Brands, Inc.	3,300	109,659
Rush Enterprises, Inc. - Class A	11,137	429,665
Rush Enterprises, Inc. - Class B	4,380	174,893
Sally Beauty Holdings, Inc.*	3,600	53,604
ScanSource, Inc.*	6,000	183,300
Sears Hometown and Outlet Stores, Inc.*1	3,500	12,040
Shoe Carnival, Inc.[1]	6,100	197,701
Signet Jewelers Ltd.	8,000	134,080
SkyWest, Inc.	24,080	1,382,192
Sonic Automotive, Inc. - Class A	3,800	119,358
Spartan Motors, Inc.	6,327	86,806
Spirit Airlines, Inc.*1	3,300	119,790
Sportsman’s Warehouse Holdings, Inc.*	3,900	20,202
Standard Motor Products, Inc.	2,900	140,795
Steelcase, Inc. - Class A	6,600	121,440
Steven Madden Ltd.[1]	6,550	234,425
Stoneridge, Inc.*	2,600	80,522
Superior Group of Cos., Inc.	1,954	31,498
Systemax, Inc.	1,800	39,618
Taylor Morrison Home Corp.*	41,488	1,076,199
Tempur Sealy International, Inc.*1	1,800	138,960
Tenneco, Inc. - Class A1	8,500	106,420
Thor Industries, Inc.	1,300	73,632
Tilly’s, Inc. - Class A	90	850
Titan International, Inc.	10,200	27,540
Titan Machinery, Inc.*	4,500	64,530
Toll Brothers, Inc.	14,700	603,435
TravelCenters of America, Inc.*	2,900	35,583
TRI Pointe Group, Inc.*	51,100	768,544
Triton International Ltd./Bermuda	17,300	585,432
Tuesday Morning Corp.*	6,000	9,420
Tupperware Brands Corp.	2,000	31,740
Unifi, Inc.*	3,897	85,422
UniFirst Corp.	3,200	624,384
Universal Electronics, Inc.*	2,300	117,070
Urban Outfitters, Inc.*1	2,300	64,607
Vera Bradley, Inc.*	11,800	119,180
Veritiv Corp.*1	6,100	110,288
Vista Outdoor, Inc.*	4,100	25,379
Visteon Corp.*	1,300	107,302
Vitamin Shoppe, Inc.*	2,800	18,256
Wabash National Corp.[1]	12,600	182,826
WESCO International, Inc.*	7,750	370,217
William Lyon Homes - Class A*	10,200	207,672
Winnebago Industries, Inc.	3,600	138,060
Wolverine World Wide, Inc.	4,650	131,409

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2019

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, CYCLICAL (Continued)
World Fuel Services Corp.	25,600	$1,022,464
Zumiez, Inc.*	11,600	367,430
		30,002,558
CONSUMER, NON-CYCLICAL – 11.9%
Aaron’s, Inc.	18,800	1,208,088
ABM Industries, Inc.	13,100	475,792
Acadia Healthcare Co., Inc.*1	15,800	491,064
ACCO Brands Corp.	38,100	376,047
Acorda Therapeutics, Inc.*	3,450	9,902
Adtalem Global Education, Inc.*1	15,500	590,395
Akorn, Inc.*	3,800	14,440
Alico, Inc.	600	20,412
AMAG Pharmaceuticals, Inc.*1	4,500	51,975
American Public Education, Inc.*	2,900	64,786
Amneal Pharmaceuticals, Inc.*	6,500	18,850
Andersons, Inc.	6,600	148,038
AngioDynamics, Inc.*	12,200	224,724
Arena Pharmaceuticals, Inc.*	400	18,308
Arlo Technologies, Inc.*	14,400	49,104
Assertio Therapeutics, Inc.*	9,700	12,416
Avanos Medical, Inc.*1	1,000	37,460
B&G Foods, Inc.[1]	3,600	68,076
Brookdale Senior Living, Inc.*1	20,800	157,664
CAI International, Inc.*	5,100	111,027
Cal-Maine Foods, Inc.	3,000	119,865
Cambrex Corp.*	2,100	124,950
Cardtronics PLC - Class A*	1,400	42,336
Carriage Services, Inc.	900	18,396
Cass Information Systems, Inc.	648	34,986
CBIZ, Inc.*	14,300	336,050
Central Garden & Pet Co. - Class A*	8,570	237,603
Chemed Corp.	800	334,056
Collectors Universe, Inc.	900	25,632
Community Health Systems, Inc.*	7,900	28,440
Concert Pharmaceuticals, Inc.*	1,400	8,232
CONMED Corp.	5,900	567,285
CorVel Corp.*	800	60,560
CRA International, Inc.	2,500	104,925
Cross Country Healthcare, Inc.*	8,500	87,550
Cutera, Inc.*	2,200	64,306
Darling Ingredients, Inc.*	56,300	1,077,019
Dean Foods Co.	9,100	10,556
Diplomat Pharmacy, Inc.*	4,900	24,010
Eagle Pharmaceuticals, Inc.*	700	39,599
Edgewell Personal Care Co.*	5,000	162,450
Emerald Expositions Events, Inc.	3,700	36,001
Enanta Pharmaceuticals, Inc.*	350	21,028
Ennis, Inc.	9,900	200,079
Ensign Group, Inc.	1,540	73,042
Enzo Biochem, Inc.*	4,400	15,840
EVERTEC, Inc.	1,700	53,074
Farmer Brothers Co.*	2,200	28,490
FONAR Corp.*	1,200	24,804
Franklin Covey Co.*	700	24,500
Fresh Del Monte Produce, Inc.[1]	7,800	266,058
FTI Consulting, Inc.*	15,700	1,664,043
Geron Corp.*1	29,000	38,570
GP Strategies Corp.*	2,000	25,680
Graham Holdings Co. - Class B	350	232,207
Green Dot Corp. - Class A*	600	15,150
Haemonetics Corp.*	200	25,228
Hain Celestial Group, Inc.*	900	19,327
Heidrick & Struggles International, Inc.	2,700	73,710
Helen of Troy Ltd.*1	1,250	197,075
Herc Holdings, Inc.*	2,400	111,624
Hertz Global Holdings, Inc.*	15,750	217,980
Horizon Therapeutics Plc*	1,200	32,676
Hostess Brands, Inc.*	21,200	296,482
Huron Consulting Group, Inc.*	2,000	122,680
ICF International, Inc.	6,898	582,674
ICU Medical, Inc.*	300	47,880
Ingles Markets, Inc. - Class A	3,450	134,067
Insperity, Inc.	1,000	98,620
Integer Holdings Corp.*	9,860	745,022
Invacare Corp.	8,500	63,750
John B Sanfilippo & Son, Inc.	1,868	180,449
Jounce Therapeutics, Inc.*	2,350	7,826
K12, Inc.*	11,250	297,000
Kelly Services, Inc. - Class A	13,600	329,392
Korn Ferry	10,220	394,901
Landec Corp.*	6,200	67,394
Lannett Co., Inc.*1	5,900	66,080
Lantheus Holdings, Inc.*	1,600	40,104
LeMaitre Vascular, Inc.	1,000	34,180
LHC Group, Inc.*1	4,568	518,742
LiveRamp Holdings, Inc.*	1,900	81,624
Macquarie Infrastructure Corp.	5,000	197,350
Magellan Health, Inc.*	9,100	565,110
ManpowerGroup, Inc.	1,500	126,360
MEDNAX, Inc.*	3,700	83,694
Merrimack Pharmaceuticals, Inc.	2,450	11,000
MGP Ingredients, Inc.[1]	300	14,904
Minerva Neurosciences, Inc.*	2,100	16,275
Myriad Genetics, Inc.*	1,100	31,493

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2019

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, NON-CYCLICAL (Continued)
Nathan’s Famous, Inc.	300	$21,555
National HealthCare Corp.	2,400	196,440
Natural Alternatives International, Inc.*	1,300	10,855
Natural Grocers by Vitamin Cottage, Inc.*	4,800	47,952
Navigant Consulting, Inc.	16,600	463,970
OraSure Technologies, Inc.*	2,100	15,687
Owens & Minor, Inc.	4,700	27,307
Patterson Cos., Inc.	7,400	131,868
PDL BioPharma, Inc.*	18,400	39,744
Performant Financial Corp.*	6,000	6,600
Phibro Animal Health Corp. - Class A	600	12,798
Premier, Inc. - Class A*	600	17,352
Prestige Consumer Healthcare, Inc.*	12,000	416,280
Quad/Graphics, Inc.	6,725	70,680
Quanex Building Products Corp.	9,600	173,568
RadNet, Inc.*	3,469	49,815
Rent-A-Center, Inc.	9,800	252,742
Resources Connection, Inc.	5,800	98,542
Revance Therapeutics, Inc.*1	1,500	19,500
RR Donnelley & Sons Co.	21,700	81,809
RTI Surgical Holdings, Inc.*	9,500	27,075
Sanderson Farms, Inc.[1]	1,950	295,093
SEACOR Marine Holdings, Inc.*	2,000	25,140
Select Medical Holdings Corp.*	27,549	456,487
Seneca Foods Corp. - Class A*	2,100	65,478
Seneca Foods Corp. - Class B*	600	19,449
Simply Good Foods Co.*	3,900	113,061
SpartanNash Co.	10,800	127,764
Spectrum Brands Holdings, Inc.	3,500	184,520
Surmodics, Inc.*	400	18,296
Syneos Health, Inc.*	1,800	95,778
Team, Inc.*1	3,800	68,590
Tejon Ranch Co.*	1,300	22,061
Textainer Group Holdings Ltd.*	5,700	56,487
TherapeuticsMD, Inc.*1	1,300	4,719
Tootsie Roll Industries, Inc.[1]	1,029	38,217
TreeHouse Foods, Inc.*	1,400	77,630
TriNet Group, Inc.*	700	43,533
Triple-S Management Corp. - Class B*	5,037	67,496
TrueBlue, Inc.*	8,500	179,350
United Natural Foods, Inc.*	8,500	97,920
Universal Corp.	3,200	175,392
Vector Group Ltd.	4,585	54,607
Vectrus, Inc.*	1,500	60,975
Viad Corp.	7,700	517,055
Village Super Market, Inc. - Class A	2,100	55,545
Weis Markets, Inc.[1]	7,652	291,847
WW International, Inc.*	1,800	68,076
		21,671,318
ENERGY – 5.3%
Adams Resources & Energy, Inc.	575	17,825
Advanced Emissions Solutions, Inc.[1]	2,400	35,616
Amplify Energy Corp.	3,200	19,744
Archrock, Inc.	43,300	431,701
Berry Petroleum Corp.	2,500	23,400
Bonanza Creek Energy, Inc.*	4,700	105,233
C&J Energy Services, Inc.*	10,550	113,202
California Resources Corp.*1	1,100	11,220
Callon Petroleum Co.*1	23,950	103,943
Carrizo Oil & Gas, Inc.*	7,700	66,105
Centennial Resource Development, Inc. - Class A*	19,700	88,946
Chesapeake Energy Corp.*1	7,223	10,184
Clean Energy Fuels Corp.*	25,000	51,625
CNX Resources Corp.*	32,500	235,950
Comstock Resources, Inc.*1	3,100	24,149
CONSOL Energy, Inc.*	1,225	19,147
CVR Energy, Inc.	6,500	286,195
Delek U.S. Holdings, Inc.	15,338	556,769
Denbury Resources, Inc.*1	43,400	51,646
Diamond Offshore Drilling, Inc.*1	19,600	108,976
Dril-Quip, Inc.*1	9,875	495,527
Era Group, Inc.*	5,500	58,080
Exterran Corp.*	5,700	74,442
Extraction Oil & Gas, Inc.*1	10,600	31,164
Flotek Industries, Inc.*	6,450	14,190
Frank’s International N.V.*	3,100	14,725
FutureFuel Corp.	6,900	82,386
Geospace Technologies Corp.*	1,400	21,518
Green Plains, Inc.	7,400	78,403
Gulfport Energy Corp.*	10,600	28,726
Helix Energy Solutions Group, Inc.*	43,000	346,580
Helmerich & Payne, Inc.	5,800	232,406
Keane Group, Inc.*	6,500	39,390
Laredo Petroleum, Inc.*	45,100	108,691
Lonestar Resources US, Inc. - Class A*	2,600	7,072
Matador Resources Co.*1	7,900	130,587
Matrix Service Co.*	4,700	80,558
MRC Global, Inc.*	4,500	54,585
Nabors Industries Ltd.	151,100	282,557
NACCO Industries, Inc. - Class A	1,791	114,463
Natural Gas Services Group, Inc.*	3,241	41,517
Newpark Resources, Inc.*1	16,500	125,730
Noble Corp. plc*	13,100	16,637

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2019

	Number of Shares	Value
COMMON STOCKS (Continued)
ENERGY (Continued)
Northern Oil and Gas, Inc.*	25,500	$49,980
NOW, Inc.*	20,000	229,400
Oasis Petroleum, Inc.*	44,700	154,662
Oceaneering International, Inc.*	9,500	128,725
Oil States International, Inc.*	9,200	122,360
Par Pacific Holdings, Inc.*	4,500	102,870
Parsley Energy, Inc. - Class A	21,400	359,520
Patterson-UTI Energy, Inc.[1]	5,400	46,170
PBF Energy, Inc. - Class A	26,500	720,535
PDC Energy, Inc.*	20,700	574,425
Penn Virginia Corp.*	1,200	34,884
QEP Resources, Inc.	16,800	62,160
Range Resources Corp.[1]	15,700	59,974
Renewable Energy Group, Inc.*1	12,850	192,814
REX American Resources Corp.*	2,618	199,832
SandRidge Energy, Inc.*	5,300	24,910
Select Energy Services, Inc. - Class A*	2,800	24,248
SemGroup Corp. - Class A	21,400	349,676
SilverBow Resources, Inc.*	1,800	17,442
SM Energy Co.	20,300	196,707
Southwestern Energy Co.*	31,100	60,023
SRC Energy, Inc.*	77,650	361,849
SunCoke Energy, Inc.*	13,100	73,884
Talos Energy, Inc.*	1,300	26,429
Tellurian, Inc.*1	2,600	21,619
TETRA Technologies, Inc.*	22,500	45,225
Trecora Resources*	3,000	27,060
U.S. Silica Holdings, Inc.[1]	5,500	52,580
Unit Corp.*	5,400	18,252
Valaris plc	17,400	83,694
Warrior Met Coal, Inc.	2,800	54,656
Whiting Petroleum Corp.*	4,300	34,529
WPX Energy, Inc.*	25,850	273,751
		9,626,355
FINANCIAL – 28.0%
1st Source Corp.	8,212	375,535
ACNB Corp.	900	30,870
Air Lease Corp.	12,300	514,386
Aircastle Ltd.[1]	20,060	449,946
Alexander & Baldwin, Inc.[1]	2,639	64,682
Altisource Portfolio Solutions S.A.*1	1,000	20,220
Ambac Financial Group, Inc.*	9,500	185,725
American Equity Investment Life Holding Co.	33,090	800,778
American National Bankshares, Inc.	766	27,170
American National Insurance Co.	1,900	235,087
American River Bankshares	1,300	17,680
Ameris Bancorp	6,315	254,116
AMERISAFE, Inc.	3,288	217,370
AmeriServ Financial, Inc.	2,500	10,350
Argo Group International Holdings Ltd.	9,513	668,193
Associated Banc-Corp	14,253	288,623
Assured Guaranty Ltd.	1,200	53,352
Atlantic Union Bankshares Corp.	19,103	711,491
Atlanticus Holdings Corp.*	1,400	11,690
Axos Financial, Inc.*	800	22,120
Banc of California, Inc.	15,800	223,412
BancFirst Corp.	2,384	132,121
Bancorp, Inc.*	2,800	27,720
BancorpSouth Bank	6,000	177,660
Bank of Commerce Holdings	2,000	21,780
Bank of Marin Bancorp	1,010	41,905
Bank OZK	9,000	245,430
BankFinancial Corp.	4,650	55,335
BankUnited, Inc.	1,900	63,878
Banner Corp.	7,410	416,220
Bar Harbor Bankshares	1,954	48,713
Berkshire Hills Bancorp, Inc.	14,896	436,304
BGC Partners, Inc. - Class A	2,400	13,200
Blucora, Inc.*	11,800	255,352
Boston Private Financial Holdings, Inc.	10,400	121,212
Bridge Bancorp, Inc.[1]	1,000	29,560
Brookline Bancorp, Inc.	22,900	337,317
C&F Financial Corp.	600	31,596
Cadence BanCorp	6,323	110,905
Camden National Corp.	2,071	89,716
Capital City Bank Group, Inc.	2,045	56,135
Capitol Federal Financial, Inc.	27,900	384,462
Carolina Financial Corp.	2,000	71,080
Cathay General Bancorp[1]	11,700	406,399
CenterState Bank Corp.	3,208	76,944
Central Pacific Financial Corp.	3,000	85,200
Central Valley Community Bancorp	1,360	27,676
Century Bancorp, Inc. - Class A	315	27,594
Citizens & Northern Corp.	700	18,396
City Holding Co.	2,099	160,049
Civista Bancshares, Inc.	1,096	23,816
CNB Financial Corp.	3,730	107,051
CNO Financial Group, Inc.	35,680	564,814
Codorus Valley Bancorp, Inc.	800	18,608
Columbia Banking System, Inc.	10,200	376,380
Community Bank System, Inc.	4,572	282,047
Community Bankers Trust Corp.	3,286	28,260
Community Financial Corp.	1,500	50,205

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2019

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Community Trust Bancorp, Inc.	1,680	$71,534
ConnectOne Bancorp, Inc.	5,000	111,000
Cowen, Inc. - Class A*	4,550	70,024
Crawford & Co. - Class B	8,300	83,747
Customers Bancorp, Inc.*	9,150	189,771
CVB Financial Corp.	15,300	319,311
Deluxe Corp.	1,900	93,404
Dime Community Bancshares, Inc.	11,600	248,356
Donegal Group, Inc. - Class A	3,231	47,366
Eagle Bancorp, Inc.	1,037	46,271
Employers Holdings, Inc.	14,700	640,626
Encore Capital Group, Inc.*1	3,600	119,970
Enova International, Inc.*	3,200	66,400
Enstar Group Ltd.*	1,600	303,872
Enterprise Bancorp, Inc.	500	14,990
Enterprise Financial Services Corp.	1,900	77,425
ESSA Bancorp, Inc.	3,328	54,646
Farmers National Banc Corp.	2,800	40,544
FBL Financial Group, Inc. - Class A	9,600	571,296
Federal Agricultural Mortgage Corp. - Class C	3,308	270,131
Federated Investors, Inc. - Class B	2,300	74,543
FedNat Holding Co.	2,200	30,778
Fifth Third Bancorp	12,352	338,198
Financial Institutions, Inc.	4,430	133,697
First American Financial Corp.	2,060	121,561
First Bancorp, Inc.	1,370	37,661
First BanCorp/Puerto Rico	88,400	882,232
First Bancorp/Southern Pines NC	3,700	132,830
First Bancshares, Inc.	1,086	35,078
First Bank/Hamilton NJ	1,300	14,079
First Busey Corp.	7,329	185,277
First Business Financial Services, Inc.	1,612	38,817
First Citizens BancShares, Inc. - Class A	300	141,465
First Commonwealth Financial Corp.	27,360	363,341
First Community Bankshares, Inc.	3,200	103,584
First Defiance Financial Corp.	8,000	231,720
First Financial Bancorp	20,313	497,161
First Financial Bankshares, Inc.	9,700	323,301
First Financial Corp.	1,981	86,114
First Financial Northwest, Inc.	2,600	38,428
First Foundation, Inc.	1,700	25,968
First Hawaiian, Inc.	1,500	40,050
First Interstate BancSystem, Inc. - Class A	5,826	234,438
First Merchants Corp.	8,430	317,263
First Mid Bancshares, Inc.	732	25,342
First Midwest Bancorp, Inc.	23,900	465,572
First United Corp.	1,200	26,400
Flagstar Bancorp, Inc.	11,700	436,995
Flushing Financial Corp.	8,900	179,824
FNB Corp.	13,152	151,643
Franklin Financial Network, Inc.[1]	500	15,105
FRP Holdings, Inc.*	400	19,208
FS Bancorp, Inc.	400	21,000
Fulton Financial Corp.	49,700	804,146
GAIN Capital Holdings, Inc.	9,600	50,688
Genworth Financial, Inc. - Class A*	44,900	197,560
German American Bancorp, Inc.	787	25,223
Glacier Bancorp, Inc.	7,700	311,542
Global Indemnity Ltd.	1,200	29,964
Great Southern Bancorp, Inc.	2,315	131,839
Great Western Bancorp, Inc.[1]	10,560	348,480
Hallmark Financial Services, Inc.*	6,299	120,500
Hancock Whitney Corp.	12,400	474,858
Hanover Insurance Group, Inc.	5,100	691,254
HCI Group, Inc.	800	33,632
Heartland Financial USA, Inc.	2,500	111,850
Heritage Commerce Corp.	1,140	13,401
Heritage Financial Corp.	4,870	131,295
Heritage Insurance Holdings, Inc.	3,400	50,830
Hilltop Holdings, Inc.	12,247	292,581
HMN Financial, Inc.*	1,120	25,278
Home Bancorp, Inc.	2,520	98,255
HomeStreet, Inc.*	8,500	232,220
Hope Bancorp, Inc.	22,217	318,592
Horace Mann Educators Corp.	14,500	671,785
Horizon Bancorp, Inc.	3,241	56,264
Howard Bancorp, Inc.*	600	10,014
IBERIABANK Corp.	9,771	738,101
Independence Holding Co.	1,550	59,815
Independent Bank Corp.	1,289	27,475
Independent Bank Corp.	3,423	255,527
Independent Bank Group, Inc.	3,975	209,125
International Bancshares Corp.	16,900	652,678
INTL. FCStone, Inc.*	545	22,378
Investors Title Co.	500	80,050
Janus Henderson Group PLC	800	17,968
Kearny Financial Corp.	17,922	233,703
Kemper Corp.	15,411	1,201,287
Lakeland Bancorp, Inc.	7,835	120,894
Lakeland Financial Corp.	3,350	147,333
Lazard Ltd. - Class A	800	28,000
LCNB Corp.	1,000	17,740
Legg Mason, Inc.	2,800	106,932

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2019

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
LendingTree, Inc.*1	100	$31,043
Live Oak Bancshares, Inc.	2,800	50,680
LPL Financial Holdings, Inc.	1,600	131,040
Macatawa Bank Corp.	4,200	43,638
Marlin Business Services Corp.	2,200	55,418
McGrath RentCorp	5,835	406,058
Mercantile Bank Corp.	4,830	158,424
Mercury General Corp.	1,000	55,880
Meridian Bancorp, Inc.	3,300	61,875
Meta Financial Group, Inc.	700	22,827
MGIC Investment Corp.	38,000	478,040
Midland States Bancorp, Inc.	2,900	75,545
MidWestOne Financial Group, Inc.	1,400	42,728
Mr Cooper Group, Inc.*	10,807	114,770
MutualFirst Financial, Inc.	1,226	38,644
National Western Life Group, Inc. - Class A	1,000	268,370
Navient Corp.	7,000	89,600
NBT Bancorp, Inc.	3,600	131,724
Nelnet, Inc. - Class A1	8,000	508,800
New York Community Bancorp, Inc.	5,000	62,750
Nicholas Financial, Inc.*	2,100	18,900
Nicolet Bankshares, Inc.*	1,365	90,868
NMI Holdings, Inc. - Class A*	5,200	136,552
Northfield Bancorp, Inc.	3,400	54,604
Northrim BanCorp, Inc.	2,320	92,034
Northwest Bancshares, Inc.	29,108	477,080
Norwood Financial Corp.	600	18,966
OceanFirst Financial Corp.	9,909	233,852
Ocwen Financial Corp.*	29,400	55,272
OFG Bancorp	15,500	339,450
Old Line Bancshares, Inc.	500	14,505
Old National Bancorp	36,466	627,398
Old Second Bancorp, Inc.	3,600	43,992
OneMain Holdings, Inc.	4,900	179,732
Oppenheimer Holdings, Inc. - Class A	2,600	78,156
Opus Bank	2,400	52,248
Oritani Financial Corp.	8,152	144,250
Pacific Premier Bancorp, Inc.	5,978	186,454
Park National Corp.	900	85,329
Parke Bancorp, Inc.	1,094	24,309
Peapack Gladstone Financial Corp.	3,895	109,177
PennyMac Financial Services, Inc.*	1,800	54,684
Peoples Bancorp, Inc.	3,300	104,973
Pinnacle Financial Partners, Inc.	2,223	126,155
Piper Jaffray Cos.	4,700	354,756
Popular, Inc.	8,600	465,088
PRA Group, Inc.*	9,950	336,210
Preferred Bank/Los Angeles CA	1,900	99,522
Premier Financial Bancorp, Inc.	3,712	63,735
Primerica, Inc.	1,900	241,737
ProAssurance Corp.	1,400	56,378
Protective Insurance Corp.	2,500	43,625
Provident Financial Holdings, Inc.	3,100	64,325
Provident Financial Services, Inc.	27,000	662,310
QCR Holdings, Inc.	500	18,990
RE/MAX Holdings, Inc. - Class A	700	22,512
Realogy Holdings Corp.[1]	39,000	260,520
Regional Management Corp.*	4,400	123,904
Renasant Corp.	11,803	413,223
Republic Bancorp, Inc. - Class A	1,500	65,175
Riverview Bancorp, Inc.	6,648	49,062
RLI Corp.[1]	2,600	241,566
S&T Bancorp, Inc.[1]	6,516	238,029
Safety Insurance Group, Inc.	4,650	471,184
Sandy Spring Bancorp, Inc.	4,031	135,885
Seacoast Banking Corp. of Florida*	4,075	103,138
Selective Insurance Group, Inc.	17,493	1,315,299
ServisFirst Bancshares, Inc.	800	26,520
Shore Bancshares, Inc.	2,400	36,984
Sierra Bancorp	4,600	122,176
Simmons First National Corp. - Class A	16,564	412,444
South State Corp.	3,389	255,192
Southern First Bancshares, Inc.*	1,300	51,805
Southern Missouri Bancorp, Inc.	600	21,858
Southern National Bancorp of Virginia, Inc.	3,504	53,927
Southside Bancshares, Inc.	4,166	142,102
State Auto Financial Corp.	9,745	315,641
Sterling Bancorp	26,596	533,516
Stewart Information Services Corp.	4,780	185,416
Stifel Financial Corp.[1]	9,750	559,455
Stock Yards Bancorp, Inc.	1,450	53,201
Summit Financial Group, Inc.	2,101	53,786
TCF Financial Corp.	18,763	714,307
Territorial Bancorp, Inc.	700	20,006
Third Point Reinsurance Ltd.*	17,900	178,821
Timberland Bancorp, Inc.	1,578	43,395
Tiptree, Inc.	12,000	87,360
Tompkins Financial Corp.	2,329	188,952
Towne Bank/Portsmouth VA	5,392	149,925
TriCo Bancshares	2,225	80,767
TriState Capital Holdings, Inc.*	2,300	48,392
TrustCo Bank Corp. NY1	12,900	105,135
Trustmark Corp.	13,750	469,012
Two River Bancorp	1,890	39,236

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2019

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Umpqua Holdings Corp.	12,524	$206,145
United Bankshares, Inc.[1]	4,341	164,394
United Community Banks, Inc.	14,800	419,580
United Community Financial Corp.	19,460	209,779
United Financial Bancorp, Inc.	10,089	137,513
United Fire Group, Inc.[1]	9,170	430,807
United Insurance Holdings Corp.	3,300	46,167
Unity Bancorp, Inc.	1,003	22,216
Universal Insurance Holdings, Inc.	2,560	76,774
Univest Financial Corp.	6,830	174,233
Valley National Bancorp	1,800	19,566
Veritex Holdings, Inc.	4,260	103,369
Virtus Investment Partners, Inc.	1,100	121,627
Waddell & Reed Financial, Inc. - Class A1	8,300	142,594
Walker & Dunlop, Inc.	6,300	352,359
Washington Federal, Inc.	28,200	1,043,118
Washington Trust Bancorp, Inc.	600	28,986
Waterstone Financial, Inc.	7,424	127,544
WesBanco, Inc.	13,849	517,537
Westamerica Bancorporation	2,000	124,360
Western New England Bancorp, Inc.	8,381	79,871
Wintrust Financial Corp.	2,300	148,649
World Acceptance Corp.*	1,400	178,514
WSFS Financial Corp.	6,896	304,114
		51,116,364
INDUSTRIAL – 18.9%
AAON, Inc.[1]	2,200	101,068
AAR Corp.	12,100	498,641
Actuant Corp. - Class A	2,200	48,268
Advanced Drainage Systems, Inc.	1,900	61,313
Advanced Energy Industries, Inc.*1	3,200	183,712
Aegion Corp.*	11,789	252,049
Air Transport Services Group, Inc.*	15,100	317,402
Alamo Group, Inc.	3,200	376,704
Albany International Corp. - Class A	1,800	162,288
Allied Motion Technologies, Inc.	1,406	49,646
Altra Industrial Motion Corp.	1,900	52,620
American Outdoor Brands Corp.*	4,600	26,910
American Superconductor Corp.*	2,300	18,032
American Woodmark Corp.*	1,800	160,038
Apogee Enterprises, Inc.	3,500	136,465
Applied Optoelectronics, Inc.*1	1,800	20,196
ArcBest Corp.	10,700	325,815
Ardmore Shipping Corp.*	7,400	49,506
Argan, Inc.	2,000	78,580
Armstrong Flooring, Inc.*	4,200	26,838
Arotech Corp.*	7,700	22,638
Astec Industries, Inc.	5,097	158,517
Atlas Air Worldwide Holdings, Inc.*1	9,550	240,946
AZZ, Inc.	1,100	47,916
Ballantyne Strong, Inc.*	3,050	9,485
Barnes Group, Inc.	13,800	711,252
Bel Fuse, Inc. - Class B	1,390	20,892
Belden, Inc.[1]	3,400	181,356
Benchmark Electronics, Inc.	23,700	688,722
Boise Cascade Co.	14,300	466,037
Brady Corp. - Class A	5,300	281,165
Briggs & Stratton Corp.	7,800	47,268
CECO Environmental Corp.*	2,900	20,256
Chart Industries, Inc.*1	3,800	236,968
CIRCOR International, Inc.*	7,600	285,380
Coherent, Inc.*	1,200	184,464
Colfax Corp.*	700	20,342
Columbus McKinnon Corp.	4,000	145,720
Comfort Systems USA, Inc.	3,700	163,651
Comtech Telecommunications Corp.	8,600	279,500
Continental Building Products, Inc.*	700	19,103
Cornerstone Building Brands, Inc.*	3,000	18,150
Costamare, Inc.	23,600	143,252
Covenant Transportation Group, Inc. - Class A*	5,442	89,466
CSW Industrials, Inc.	1,260	86,978
Curtiss-Wright Corp.	5,000	646,850
DHT Holdings, Inc.[1]	17,100	105,165
Dorian LPG Ltd.*	7,071	73,256
Ducommun, Inc.*	4,622	195,973
DXP Enterprises, Inc.*	400	13,888
Eastern Co.	1,200	29,784
Echo Global Logistics, Inc.*	7,600	172,140
EMCOR Group, Inc.	5,200	447,824
Encore Wire Corp.	7,400	416,472
EnPro Industries, Inc.[1]	2,100	144,165
ESCO Technologies, Inc.	5,550	441,558
Fabrinet*	6,100	319,030
FARO Technologies, Inc.*	800	38,680
Federal Signal Corp.	14,000	458,360
Fitbit, Inc. - Class A*	5,500	20,955
Fluor Corp.	2,200	42,086
Forward Air Corp.	1,200	76,464
GasLog Ltd.	6,100	78,385
GATX Corp.	16,440	1,274,593
Gencor Industries, Inc.*	1,700	19,737
Generac Holdings, Inc.*	3,900	305,526
Genesee & Wyoming, Inc. - Class A*	1,800	198,918

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2019

	Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
Gibraltar Industries, Inc.*	7,350	$337,659
Granite Construction, Inc.	6,805	218,645
Great Lakes Dredge & Dock Corp.*	14,900	155,705
Greenbrier Cos., Inc.	12,700	382,524
Greif, Inc. - Class A	7,000	265,230
Griffon Corp.	17,130	359,216
Haynes International, Inc.	3,600	129,024
Heartland Express, Inc.	2,600	55,926
Heritage-Crystal Clean, Inc.*	2,600	68,900
Hillenbrand, Inc.	1,700	52,496
Hub Group, Inc. - Class A*	10,700	497,550
Hurco Cos., Inc.	1,702	54,753
Hyster-Yale Materials Handling, Inc.	1,980	108,365
Ichor Holdings Ltd.*1	5,200	125,736
IES Holdings, Inc.*	2,500	51,475
II-VI, Inc.*1	13,006	457,924
Insteel Industries, Inc.	900	18,477
International Seaways, Inc.*	3,400	65,484
IntriCon Corp.*	1,000	19,440
Itron, Inc.*	2,300	170,108
Kadant, Inc.[1]	1,790	157,144
Kaman Corp.	4,200	249,732
KBR, Inc.	6,300	154,602
KEMET Corp.	3,700	67,266
Kennametal, Inc.	2,000	61,480
Kimball Electronics, Inc.*	9,700	140,747
Kirby Corp.*1	1,000	82,160
Knowles Corp.*	23,100	469,854
Lawson Products, Inc.*	1,446	56,004
LB Foster Co. - Class A*	400	8,668
Louisiana-Pacific Corp.	3,660	89,963
LSB Industries, Inc.*	5,300	27,454
Lydall, Inc.*	4,038	100,587
Manitowoc Co., Inc.*	5,100	63,750
Marten Transport Ltd.	21,300	442,614
MasTec, Inc.*	2,444	158,689
Matson, Inc.[1]	4,500	168,795
Matthews International Corp. - Class A	4,030	142,622
Mercury Systems, Inc.*	1,200	97,404
Milacron Holdings Corp.*	4,200	70,014
Mistras Group, Inc.*	1,300	21,320
Moog, Inc. - Class A1	5,600	454,272
MSA Safety, Inc.	2,200	240,042
Myers Industries, Inc.	1,200	21,180
MYR Group, Inc.*	3,800	118,902
National Presto Industries, Inc.	100	8,909
NL Industries, Inc.*	9,300	34,968
nLight, Inc.*	1,200	18,792
NN, Inc.	9,800	69,874
Olympic Steel, Inc.	1,399	20,146
Orion Group Holdings, Inc.*	4,100	18,450
OSI Systems, Inc.*	900	91,404
Overseas Shipholding Group, Inc. - Class A*	22,800	39,900
PAM Transportation Services, Inc.*	706	41,732
Park-Ohio Holdings Corp.	3,000	89,580
Patrick Industries, Inc.*	400	17,152
Perceptron, Inc.*	4,800	23,040
PGT Innovations, Inc.*	2,400	41,448
Plexus Corp.*	9,850	615,723
Powell Industries, Inc.	1,900	74,385
Primoris Services Corp.	2,500	49,025
Regal Beloit Corp.	6,000	437,100
Rexnord Corp.*	6,000	162,300
Safe Bulkers, Inc.*	10,700	18,725
Saia, Inc.*	3,700	346,690
Sanmina Corp.*	32,040	1,028,804
Schneider National, Inc. - Class B	1,800	39,096
Scorpio Bulkers, Inc.	6,800	41,344
Scorpio Tankers, Inc.[1]	7,630	227,069
SEACOR Holdings, Inc.*	8,554	402,637
Ship Finance International Ltd.	18,465	259,249
Simpson Manufacturing Co., Inc.	1,800	124,866
SMART Global Holdings, Inc.*	1,000	25,480
SPX Corp.*	4,800	192,048
SPX FLOW, Inc.*	6,700	264,382
Standex International Corp.	1,000	72,940
Sterling Construction Co., Inc.*	1,500	19,725
Strattec Security Corp.	592	11,828
Summit Materials, Inc. - Class A*	15,600	346,320
Synalloy Corp.	1,000	15,950
SYNNEX Corp.	8,935	1,008,761
Tech Data Corp.*1	10,425	1,086,702
Teekay Corp.[1]	14,800	59,200
Teledyne Technologies, Inc.*	1,300	418,587
Terex Corp.	2,700	70,119
Tetra Tech, Inc.	5,650	490,194
Timken Co.	700	30,457
TimkenSteel Corp.*	2,300	14,467
TopBuild Corp.*	11,000	1,060,730
Tredegar Corp.	14,092	275,076
Trex Co., Inc.*	3,000	272,790
TriMas Corp.*	7,700	236,005
Trinity Industries, Inc.	4,800	94,464

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2019

	Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
Trinseo S.A.	500	$21,475
Triumph Group, Inc.	4,400	100,672
Tsakos Energy Navigation Ltd.	7,400	21,830
TTM Technologies, Inc.*1	45,544	555,409
Tutor Perini Corp.*	7,800	111,774
U.S. Concrete, Inc.*	1,400	77,392
U.S. Xpress Enterprises, Inc. - Class A*	4,800	23,136
Ultralife Corp.*	2,600	22,516
Universal Forest Products, Inc.	18,750	747,750
USA Truck, Inc.*	2,100	16,863
Vishay Intertechnology, Inc.	42,750	723,757
Vishay Precision Group, Inc.*	3,200	104,768
VSE Corp.	1,500	51,135
Watts Water Technologies, Inc. - Class A	3,000	281,190
Werner Enterprises, Inc.	17,300	610,690
Wesco Aircraft Holdings, Inc.*	8,900	97,989
Willis Lease Finance Corp.*	3,600	199,368
WillScot Corp.*	1,000	15,580
Worthington Industries, Inc.	500	18,025
		34,505,178
TECHNOLOGY – 5.9%
Agilysys, Inc.*	3,700	94,757
Allscripts Healthcare Solutions, Inc.*	13,000	142,740
Alpha & Omega Semiconductor Ltd.*	10,050	123,414
Ambarella, Inc.*	700	43,985
Amkor Technology, Inc.*	45,100	410,410
Avaya Holdings Corp.*	1,500	15,345
AVX Corp.	12,600	191,520
Axcelis Technologies, Inc.*	5,100	87,159
Brooks Automation, Inc.	2,600	96,278
Cabot Microelectronics Corp.	1,766	249,377
CACI International, Inc. - Class A*	6,000	1,387,560
Cirrus Logic, Inc.*1	4,100	219,678
Cloudera, Inc.*1	16,900	149,734
Cohu, Inc.	7,082	95,642
Computer Programs & Systems, Inc.	1,100	24,871
Conduent, Inc.*	2,100	13,062
Cree, Inc.*	3,050	149,450
CSG Systems International, Inc.	1,400	72,352
CTS Corp.[1]	10,100	326,836
Cubic Corp.[1]	2,900	204,247
Cypress Semiconductor Corp.	11,553	269,647
Diebold Nixdorf, Inc.*	4,300	48,160
Diodes, Inc.*1	15,700	630,355
DSP Group, Inc.*	3,400	47,889
Entegris, Inc.	1,300	61,178
ExlService Holdings, Inc.*	1,510	101,110
FormFactor, Inc.*1	21,636	403,403
InnerWorkings, Inc.*	3,900	17,277
Insight Enterprises, Inc.*1	14,900	829,781
Key Tronic Corp.*	3,400	21,590
Kulicke & Soffa Industries, Inc.[1]	28,500	669,180
Lattice Semiconductor Corp.*	2,600	47,541
ManTech International Corp. - Class A	11,980	855,492
MKS Instruments, Inc.	1,400	129,192
Monotype Imaging Holdings, Inc.	1,500	29,715
MTS Systems Corp.	2,500	138,125
NetScout Systems, Inc.*	11,400	262,884
Omnicell, Inc.*1	200	14,454
OneSpan, Inc.*	1,200	17,400
PDF Solutions, Inc.*	7,800	101,946
Perspecta, Inc.	700	18,284
Photronics, Inc.*	15,800	171,904
Pitney Bowes, Inc.	15,400	70,378
Presidio, Inc.	3,000	50,700
Rambus, Inc.*	9,800	128,625
Rudolph Technologies, Inc.*	5,570	146,825
Science Applications International Corp.	597	52,148
Seachange International, Inc.*	5,200	14,976
Stratasys Ltd.*	7,100	151,265
Sykes Enterprises, Inc.*	11,797	361,460
Synaptics, Inc.*	1,000	39,950
TTEC Holdings, Inc.	3,900	186,732
Ultra Clean Holdings, Inc.*	6,700	98,055
Veeco Instruments, Inc.*	4,800	56,064
Xperi Corp.	3,000	62,040
Zynga, Inc. - Class A*1	58,100	338,142
		10,742,284
UTILITIES – 0.1%
Ameresco, Inc. - Class A*	6,013	96,629

TOTAL COMMON STOCKS
(Cost $127,573,329)		172,088,292

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2019

	Number of Shares	Value
PREFERRED STOCKS – 0.0%
INDUSTRIAL – 0.0%
Steel Partners Holdings LP
6.00%, 2/7/2026[2]	2,291	$48,500

TOTAL PREFERRED STOCKS
(Cost $49,880)		48,500

	Principal Amount
CORPORATE BONDS – 0.0%
INDUSTRIAL – 0.0%
Mueller Industries, Inc.
6.00%, 3/1/2027[2]	$22,000	22,276

TOTAL CORPORATE BONDS
(Cost $22,000)		22,276

	Number of Shares
EXCHANGE-TRADED FUNDS – 1.0%
Direxion Daily Small Cap Bull 3X Shares - ETF[1]	3,900	217,113
iShares S&P Small-Cap 600 Value - ETF[1]	3,100	465,589
SPDR S&P Metals & Mining - ETF[1]	11,100	282,495
SPDR S&P Oil & Gas Equipment & Services - ETF[1]	19,700	142,628
SPDR S&P Regional Banking - ETF[1]	8,800	464,552
SPDR S&P Retail - ETF[1]	3,600	152,748

TOTAL EXCHANGE-TRADED FUNDS
(Cost $1,700,796)		1,725,125

RIGHTS – 0.0%
CONSUMER, NON-CYCLICAL – 0.0%
Elanco Animal Health, Inc.*	3,800	—

FINANCIAL – 0.0%
A Schulman, Inc.*	8,650	—
First Eagle Holdings, Inc.*	8,200	—
		—
TOTAL RIGHTS
(Cost $0)		—

MONEY MARKET INVESTMENTS – 9.6%
Blackrock Liquidity Funds FedFund Portfolio - Class Institutional, 2.15%[3],4	1,046,615	1,046,615
Federated Treasury Obligations Fund - Class Institutional, 1.82%[4,5]	7,451,179	7,451,179
Fidelity Investment Money Market Funds Government Portfolio - Institutional Class, 2.02%[3],4	8,000,000	8,000,000
Invesco Government & Agency Portfolio - Class Institutional, 2.02%[3],4	1,004,199	1,004,199

TOTAL MONEY MARKET INVESTMENTS
(Cost $17,501,993)		17,501,993

TOTAL INVESTMENTS – 104.9%
(Cost $146,847,998)		191,386,186

Liabilities less other assets — (4.9)%		(8,936,396)

TOTAL NET ASSETS – 100.0%		$182,449,790

LP – Limited Partnership

PLC – Public Limited Company

*	Non-income producing security.

[1]	All or a portion of shares are on loan. Total loaned securities had a fair value of $9,520,148 at September 30, 2019.

[2]	Callable.

[3]	Investments purchased with cash proceeds from securities lending. Total collateral had a fair value of $10,050,814 at September 30, 2019.

[4]	Variable rate security; the rate shown represents the 7-day yield as of September 30, 2019.

[5]	All or a portion of this security is segregated as collateral for options contracts. The total collateral had a fair value of $500,000 at September 30, 2019.

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SUMMARY OF INVESTMENTS
As of September 30, 2019 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Banks	14.1%
Insurance	6.7%
Retail	6.4%
Commercial Services	5.5%
Electronics	4.7%
Savings & Loans	3.8%
Home Builders	3.6%
Oil & Gas	3.2%
Diversified Financial Services	3.0%
Transportation	2.9%
Semiconductors	2.7%
Chemicals	2.3%
Computers	2.2%
Building Materials	1.8%
Engineering & Construction	1.8%
Healthcare-Services	1.7%
Aerospace/Defense	1.6%
Distribution/Wholesale	1.5%
Machinery-Diversified	1.4%
Oil & Gas Services	1.4%
Iron/Steel	1.4%
Food	1.3%
Telecommunications	1.3%
Media	1.2%
Healthcare-Products	1.1%
Miscellaneous Manufacturing	1.1%
Auto Parts & Equipment	1.0%
Trucking & Leasing	1.0%
Software	1.0%
Airlines	0.9%
Agriculture	0.8%
Metal Fabricate/Hardware	0.7%
Apparel	0.7%
Mining	0.7%
Household Products/Wares	0.6%
Electrical Components & Equipment	0.6%
Internet	0.6%
Entertainment	0.6%
Forest Products & Paper	0.5%
Hand/Machine Tools	0.5%
Pharmaceuticals	0.4%
Real Estate	0.4%
Textiles	0.3%
Energy-Alternate Sources	0.3%
Environmental Control	0.3%
Leisure Time	0.3%
Machinery-Construction & Mining	0.3%
Lodging	0.3%
Home Furnishings	0.2%
Storage/Warehousing	0.2%
Packaging & Containers	0.2%
Pipelines	0.2%
Biotechnology	0.2%
Auto Manufacturers	0.2%
Coal	0.2%
Office Furnishings	0.1%
Housewares	0.1%
Cosmetics/Personal Care	0.1%
Electric	0.1%
Office/Business Equipment	0.0%[1]
REITS	0.0%[1]
Beverages	0.0%[1]
Advertising	0.0%[1]
Total Common Stocks	94.3%
Preferred Stocks	0.0%
Total Preferred Stocks	0.0%
Corporate Bonds
Metal Fabricate/Hardware	0.0%
Total Corporate Bonds	0.0%
Exchange-Traded Funds	1.0%
Rights	0.0%
Money Market Investments	9.6%
Total Investments	104.9%
Liabilities less other assets	(4.9)%
Total Net Assets	100.0%

[1]	Resulted in less than 0.05% per industry.

See accompanying Notes to Financial Statements.

Vericimetry Funds

Vericimetry U.S. Small Cap Value Fund

STATEMENT OF ASSETS AND LIABILITIES
As of September 30, 2019

ASSETS
Investments in securities, at value (cost $146,847,998)	$191,386,186	(1)
Cash held at broker	31,652
Receivables:
Securities sold	1,586,885
Fund shares issued	7,061
Dividends and interest	133,775
Securities lending income	8,284
Prepaid expenses and other assets	35,926
Total assets	193,189,769

LIABILITIES
Collateral due to broker for securities loaned	10,050,814
Payables:
Securities purchased	482,761
Fund shares redeemed	66,343
Due to Trustees	4,975
Due to Adviser	64,552
Fund accounting and administration fees and expenses	8,355
Transfer agent fees	8,405
Custody fees	18,276
Accrued other expenses	35,498
Total liabilities	10,739,979

NET ASSETS	$182,449,790

COMPONENTS OF NET ASSETS
Paid-in capital	$136,590,564
Total distributable earnings	45,859,226
NET ASSETS	$182,449,790

Shares outstanding, no par value (unlimited shares authorized)	11,015,328

Net asset value, offering and redemption price per share	$16.56

(1)	Includes securities on loan of $9,520,148 (see Note 2).

See accompanying Notes to Financial Statements.

Vericimetry Funds

Vericimetry U.S. Small Cap Value Fund

STATEMENT OF OPERATIONS
For the Year Ended September 30, 2019

INVESTMENT INCOME
Income
Dividends (net of foreign withholding taxes of $531)	$3,142,031
Securities lending income	60,843
Interest	231,696
Total investment income	3,434,570

Expenses
Investment advisory fees	1,117,735
Fund accounting and administration fees and expenses	118,962
Transfer agent fees	78,388
Custody fees	51,067
Professional fees	47,000
Registration fees	45,206
Shareholder reporting fees	22,739
Interest expense	8,771
Trustees’ fees and expenses	8,700
Insurance fees	8,000
Miscellaneous expenses	7,283
Total expenses	1,513,851
Fees waived/expenses reimbursed by the Adviser	(163,798)
Net expenses	1,350,053
Net investment income	2,084,517

Net Realized and Unrealized Loss on Investments and Purchased Options Contracts
Net realized gain (loss) on:
Investments	8,345,771
Purchased option contracts	(1,758,867)
Net realized gain	6,586,904
Net change in unrealized appreciation/depreciation on investments	(45,482,592)
Net realized and unrealized loss on investments and purchased option contracts	(38,895,688)

Net Decrease in Net Assets from Operations	$(36,811,171)

See accompanying Notes to Financial Statements.

Vericimetry Funds

Vericimetry U.S. Small Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended September 30, 2019	For the Year Ended September 30, 2018
INCREASE (DECREASE) IN NET ASSETS FROM
Operations
Net investment income	$2,084,517	$2,296,157
Net realized gain on investments and purchased option contracts	6,586,904	22,332,232
Net change in unrealized appreciation/depreciation on investments	(45,482,592)	1,602,390
Net increase (decrease) resulting from operations	(36,811,171)	26,230,779

Distributions to Shareholders	(25,403,220)	(3,582,770)

Capital Transactions
Proceeds from shares issued	47,662,209	30,302,326
Reinvestment of distributions	25,351,366	3,575,982
Cost of shares redeemed	(131,369,255)	(55,266,923)
Net decrease resulting from capital transactions	(58,355,680)	(21,388,615)

Total increase (decrease) in net assets	(120,570,071)	1,259,394

Net Assets
Beginning of year	303,019,861	301,760,467
End of year	$182,449,790	$303,019,861

Capital Share Activity
Shares issued	2,981,484	1,481,310
Shares reinvested	1,576,695	175,290
Shares redeemed	(7,875,451)	(2,648,720)
Net decrease in capital shares	(3,317,272)	(992,120)

See accompanying Notes to Financial Statements.

Vericimetry Funds

Vericimetry U.S. Small Cap Value Fund

Financial Highlights

For a capital share outstanding throughout each year

	For the Year Ended September 30, 2019		For the Year Ended September 30, 2018		For the Year Ended September 30, 2017	For the Year Ended September 30, 2016	For the Year Ended September 30, 2015
Net asset value, beginning of year	$21.14		$19.69		$16.64	$14.98	$15.32
Income (Loss) from Investment Operations:
Net investment income	0.17		0.15		0.12	0.14	0.16
Net realized and unrealized gain (loss) on investments	(2.92)		1.54		3.04	1.65	(0.32)
Total from investment operations	(2.75)		1.69		3.16	1.79	(0.16)

Less Distributions:
From net investment income	(0.15)		(0.16)		(0.11)	(0.13)	(0.14)
From net realized gain	(1.68)		(0.08)		—	—	(0.04)
Total distributions	(1.83)		(0.24)		(0.11)	(0.13)	(0.18)

Net asset value, end of year	$16.56		$21.14		$19.69	$16.64	$14.98

Total return	(12.70)%		8.62%		19.06%	12.01%	(1.10)%

Ratios and Supplemental Data
Net assets, end of year (in thousands)	$182,450		$303,020		$301,760	$261,222	$190,102

Ratio of expenses to average net assets (including interest expense)
Before fees reimbursed by the Adviser	0.67	%(1)	0.65	%(1)	0.66%	0.68%	0.69%
After fees reimbursed by the Adviser	0.60	%(1)	0.60	%(1)	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets (including interest expense)
Before fees reimbursed by the Adviser	0.86%		0.69%		0.58%	0.84%	0.91%
After fees reimbursed by the Adviser	0.93%		0.74%		0.64%	0.92%	1.00%

Portfolio turnover rate	47%		46%		42%	39%	34%

(1)	Ratio of interest expense to average net assets was less than 0.005%.

See accompanying Notes to Financial Statements.

Vericimetry Funds

Notes to Financial Statements

As of September 30, 2019

1. Organization

Vericimetry Funds (the “Trust”), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust consists of one diversified series of shares: the Vericimetry U.S. Small Cap Value Fund (the “Fund”). The Fund’s investment objective is to achieve long-term capital appreciation. The Fund commenced operations on December 27, 2011.

2. Significant Accounting Policies

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”), Accounting Standards Codification Topic 946, Financial Services – Investment Companies, including FASB Accounting Standards Update 2013-08.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses. Actual results may differ from those estimates and disclosure of contingent assets and liabilities.

(a)

Investment Valuation – Investments in securities traded on a national securities exchange, including common stocks, preferred stocks, exchange-traded funds and rights, are valued at the last reported sales price on the day of valuation. Securities traded on the Nasdaq National Market are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale or NOCP, the value of such securities will be at the mean between the most recent quoted bid and ask prices. Purchased options and other when-issued securities will follow the same pricing methods as the applicable equity securities. Debt securities are valued on the basis of bid-side prices. Money market investments are valued at their traded net asset value. Short-term investments may be valued at amortized cost, when it approximates fair value. If amortized cost does not approximate fair value, short-term securities are reported at fair value. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by Vericimetry Advisors LLC (the “Adviser”) under procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees (the “Board”).

Under GAAP, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels and described below:

Level 1 –

quoted prices in active markets for identical securities that the Fund has the ability to access. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 –

other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement to a Level 3 measurement.

Level 3 –	significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

Vericimetry Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
As of September 30, 2019

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund’s investments in each category as of September 30, 2019:

	Level 1	Level 2	Level 3		Total
Investments in Securities
Common Stocks
Basic Materials	$8,820,456	$—	$—		$8,820,456
Communications	5,507,150	—	—		5,507,150
Consumer, Cyclical	29,955,811	46,747	—		30,002,558
Consumer, Non-Cyclical	21,671,318	—	—		21,671,318
Energy	9,626,355	—	—		9,626,355
Financial	51,116,364	—	—		51,116,364
Industrial	34,505,178	—	—		34,505,178
Technology	10,742,284	—	—		10,742,284
Utilities	96,629	—	—		96,629
Preferred Stocks
Industrial	48,500	—	—		48,500
Corporate Bonds*
Industrial	—	22,276	—		22,276
Exchange-Traded Funds	1,725,125	—	—		1,725,125
Rights	—	—	—	**	—
Money Market Investments	17,501,993	—	—		17,501,993
Total Investments in Securities	$191,317,163	$69,023	$—		$191,386,186

*	All corporate bonds held in the Fund are classified as Level 2 securities.

**	The Adviser valued these holdings at $0 as of September 30, 2019.

There were no transfers into or out of Level 3 during the reporting period.

(b)

Investment Transactions, Investment Income and Expenses – Investment transactions are recorded on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Securities gains and losses are calculated based on highest cost, long-term holdings. Interest income is recognized on accrual basis and includes, where applicable, the amortization or accretion of premium or discount over the life of the security. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

(c)

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund. The Fund may utilize earnings and profits on redemption of shares as part of the dividends paid deduction.

Vericimetry Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
As of September 30, 2019

GAAP requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

GAAP requires management of the Fund to analyze all open tax years (for the Fund, tax years 2016-2019), as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the year ended September 30, 2019, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(d)

Distributions to Shareholders – The Fund declares and pays dividends at least annually from net investment income and from net realized gains, if any. Distributions to shareholders are recorded on ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

(e)

Securities Lending – The Fund is authorized to lend a portion of its portfolio securities (up to a maximum value of one-third of the Fund’s total asset value) for the purpose of seeking to earn additional income net of fees. The Fund may pay reasonable administrative and custodial fees in connection with any such loan. A principal risk in lending portfolio securities, as with other extensions of credit, is the possible loss of rights in the collateral should the borrower fail financially. In addition, the Fund may be exposed to the risk that the sale of any collateral realized will not yield proceeds sufficient to replace the loaned securities. In determining whether to lend securities to a particular borrower, all relevant facts and circumstances are considered, including the creditworthiness of the borrower. The loans are made only to firms deemed to be of good standing, and when the consideration that can be earned from securities’ loans of this type justifies the attendant risk. All loans are required to be secured continuously by collateral in cash, cash equivalents (negotiable certificates of deposit, bankers acceptances or letters of credit), or securities of the U.S. Government or its agencies maintained on a current basis at an amount at least equal to 102% of the current value of the securities loaned for domestic U.S. securities, (excluding Government Securities as defined below), and 105% of the current value of foreign equity loaned securities. Securities issued or guaranteed by the United States Government or its federal agencies or instrumentalities (“Government Securities”) may be maintained at 100% of current value. Collateral is received and maintained by the Fund’s securities lending agent concurrent with delivery of the loaned securities and kept in a segregated account or designated on the records of the custodian for the benefit of the Fund. The Fund will have the right to call a loan and obtain the securities loaned at any time on five days’ notice. While securities are on loan, the borrower will pay the Fund any income from the securities. Gain or loss in the value of securities loaned that may occur while the securities are on loan will be for the account of the Fund.

The Fund may invest any cash collateral in portfolio securities and earn additional income or receive an agreed-upon amount of income from a borrower who has delivered equivalent collateral. Any such investment of cash collateral will subject the Fund to the related investment risks. The Fund will not have the right to vote on any securities having voting rights during the existence of the loan. However, the Fund will have the right to regain record ownership of loaned securities in order to exercise ownership rights such as voting rights, subscription rights and rights to dividends, interest or distributions.

At September 30, 2019, the value of securities loaned by the Fund was $9,520,148 and the Fund received cash collateral of $10,050,814. Securities purchased via reinvestment of cash collateral received as part of the securities lending program consisted of institutional money market funds with overnight and continuous maturities.

(f)

Option Contracts – An option is an agreement whereby for a premium or fee, one party gains the right to buy (or sell) the underlying asset from the other party at a specified price on or after a specified date. The Fund may lose the value of the premium paid if the underlying asset does not change in price sufficiently and the Fund chooses not to exercise the option before it expires. The Fund may buy options on individual equities as a potentially cost effective way to gain exposure to these securities and possibly acquire or dispose of the underlying securities. The Fund may buy options on equity indexes or their ETF equivalents as a potentially cost effective way to gain exposure to these indexes. The Fund held no option contracts as of September 30, 2019.

(g)

Asset Coverage for Options Positions – The Fund is required to deposit and maintain margin with respect to its futures and options positions. Such margin deposits will vary depending on the nature of the underlying instrument (and the related initial margin requirements), the current market value of the instrument and other positions held by the Fund. The Fund will hold liquid assets or enter into transactions to cover the underlying obligation or set aside in a segregated account at the Fund’s custodian liquid

Vericimetry Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
As of September 30, 2019

assets, such as cash, U.S. Government securities or other high grade liquid debt obligations equal in value to the amount due on the underlying obligation. Such segregated assets will be marked-to-market daily, and additional assets will be placed in the segregated account whenever the total value of the segregated account falls below the amount due on the underlying obligation. The amount of such collateral as of September 30, 2019 is denoted in the Fund’s Schedule of Investments.

(h)

GAAP requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. As of September 30, 2019, the Fund had no open derivative instruments and therefore there was no impact to the Statement of Assets and Liabilities. The limited use of derivatives by the Fund during the 2019 fiscal year was related to purchased equity options and resulted in a net realized loss of $1,758,867, which is reflected on the Statement of Operations. The Fund had purchased option transactions during the year ended September 30, 2019, however, due to the timing of these transactions, the average monthly notional amount for the Fund was $0.

For the year ended September 30, 2019, the Fund’s purchases and sales of option contracts were as follows:

Purchases	Sales
$6,645,400	$4,886,533

(i)

GAAP requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect. As there are no master netting arrangements relating to the Fund’s participation in securities lending, and all amounts related to securities lending are presented gross on the Fund’s Statement of Assets and Liabilities, no additional disclosures have been made on behalf of the Fund. Please reference Note 2(e) for additional disclosures related to securities lending, including collateral related to securities on loan. There are no master netting arrangements relating to the Fund’s use of option contracts.

3. Investment Advisory and Other Agreements

The Fund has entered into an Investment Advisory Agreement with the Adviser, pursuant to which the Adviser provides general investment advisory services for the Fund. For providing these services, the Adviser receives a fee from the Fund, accrued daily and paid monthly, at an annual rate equal to 0.50% of the Fund’s average daily net assets. However, the Adviser has contractually agreed through an Expense Limitation Agreement to waive its management fee and/or reimburse the Fund so that its total annual operating expenses (excluding non-operating costs, which includes but is not limited to taxes, interest, acquired fund fees and expenses, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments) do not exceed 0.60% of the Fund’s average daily net assets until January 31, 2020. For year ended September 30, 2019, the Fund accrued $1,117,735 in advisory fees under the Investment Advisory Agreement. Over the same time period, the Adviser waived fees and/or reimbursed expenses in the amount of $163,798.

Under the terms of the Expense Limitation Agreement, if at any time the expenses of the Fund are less than the expense limitation, the Adviser retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed within the prior three years, to the extent that such reimbursement will not cause the Fund’s annualized expenses to exceed 0.60% of its average net assets on an annualized basis, or the expense limitation in place at time of waiver or reimbursement. The Fund is not obligated to reimburse the Adviser for fees previously waived or expenses previously assumed by the Adviser more than three years before the date of such reimbursement. All such reimbursements are contingent upon Board review and approval. As of September 30, 2019, reimbursements that may potentially be made by the Fund to the Adviser total $471,232, which expire as follows:

September 30, 2020	$159,801
September 30, 2021	$147,633
September 30, 2022	$163,798

UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and administrator; UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian. Amounts paid to UMBFS and its affiliates by the Fund are reflected on the Statement of Operations.

Vericimetry Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
As of September 30, 2019

UMB Distribution Services, LLC, an affiliate of UMBFS, serves as the Fund’s distributor (“Distributor”). The Distributor does not receive compensation from the Fund for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain officers and a Trustee of the Trust are also officers of the Adviser and/or an employee of UMBFS. Such persons are not compensated by the Fund for the services they provide to the Fund.

4. Federal Income Tax Information

At September 30, 2019, gross unrealized appreciation and depreciation on investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of Investments	$148,224,273
Gross Unrealized Appreciation	$51,177,602
Gross Unrealized Depreciation	(8,015,689)
Net Unrealized Appreciation	$43,161,913

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended September 30, 2019, permanent differences in book and tax accounting, primarily due to equalization, have been reclassified between paid-in capital and total distributable earnings as follows:

Increase (Decrease)
Paid-in Capital	Total Distributable Earnings
$ 2,142,074	$ (2,142,074)

As of September 30, 2019, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	$265,120
Undistributed Long-term Gains	2,440,228
Other Accumulated Losses	(8,035)
Unrealized Appreciation on Investments	43,161,913
Total Distributable Earnings	$45,859,226

The tax character of distributions paid during the fiscal years ended September 30, 2019 and September 30, 2018 were as follows:

	September 30, 2019	September 30, 2018
Distributions Paid From:
Ordinary Income	$1,961,219	$2,383,207
Long-term Capital Gains	23,442,001	1,199,563
Total Distributions	$25,403,220	$3,582,770

Vericimetry Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
As of September 30, 2019

5. Investment Transactions

For the year ended September 30, 2019, the Fund’s purchases and sales of investments, excluding short-term investments, were as follows:

Purchases	Sales
$ 102,187,047	$ 181,641,241

6. Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

7. Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. There were no subsequent events or transactions that occurred that materially impacted the amounts or disclosures in the Fund’s financial statements, through the date of issuance of these financial statements.

Vericimetry Funds

Report of Independent Registered Public Accounting Firm

To the Shareholders of Vericimetry U.S. Small Cap Value Fund and
Board of Trustees of Vericimetry Funds

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vericimetry Funds, comprising Vericimetry U.S. Small Cap Value Fund (the “Fund”), as of September 30, 2019, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, including the related notes, and the financial highlights for each of the five years in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2019, by correspondence with the custodian and brokers, or by other auditing procedures as appropriate in the circumstances. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2011.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
November 26, 2019

Vericimetry Funds

Expense Example

For the Six Months Ended September 30, 2019 (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2019 through September 30, 2019 (the “period”).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher.

Expenses Paid During the Period

	Beginning account value April 1, 2019	Ending account value September 30, 2019	Expenses paid during the period ended September 30, 2019*
Actual Example	$ 1,000.00	$ 996.00	$ 3.02
Hypothetical Example, assuming a 5% return before expenses	1,000.00	1,021.97	3.06

*	Expenses are equal to the Fund’s annualized expense ratio of 0.60% multiplied by the average account value over the period, multiplied by 183/365 (to reflect the six month period).

Vericimetry Funds

Other Information (Unaudited)

Proxy Voting

The Fund’s proxy voting guidelines and a record of the Vericimetry U.S. Small Cap Value Fund’s proxy votes for the year ended June 30 are available without charge, upon request, by calling 1-855-755-7550 and on the Securities and Exchange Commission’s website at www.sec.gov.

Quarterly Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov. These Forms may also be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Risk Disclosures

Economic, political, and issuer specific events may cause the value of securities to rise or fall. Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Securities of small and microcap companies are often less liquid, more volatile and they may have more limited resources. Value stocks may perform differently from the market as a whole and may underperform equity funds that use other investment strategies. The investment strategies, practices and risk analysis used by the Adviser may not produce the desired results.

Tax Information

For the year ended September 30, 2019, the Fund designates $23,442,001 as a 20% rate gain distribution for purposes of the dividends paid deduction.

For the year ended September 30, 2019, 100% of the dividends paid from net investment income, including short-term capital gains (if any), for the Fund, is designated as qualified dividend income.

For the year ended September 30, 2019, 100% of the dividends paid from net investment income, including short-term capital gains (if any), for the Fund, qualifies for the dividends received deduction available to corporate shareholders.

Vericimetry Funds

Board Approval of Investment Management Agreement

(Unaudited)

At a meeting held on September 28, 2019 (the “Meeting”), the Board of Trustees (“Board”), including a majority of the independent trustees, met to consider, among other matters, the renewal of the investment management agreement (the “Investment Management Agreement”) between the Adviser and the Fund.

In considering the renewal of the Investment Management Agreement, the Board considered written and oral responses provided by the Adviser to an information request letter submitted by Fund Counsel.

The Board specifically evaluated information provided in relation to the approval of the Investment Management Agreement including details about: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the costs of the services to be provided and the profits to be realized by the Adviser from the relationship with the Fund; (iii) the extent to which economies of scale may be realized as the Fund grows; (iv) the management fee and expense ratio of the Fund; (v) potential fall-out benefits to the Adviser from its relationship to the Fund; and (vi) other general information about the Adviser.

The Board reviewed the background information of the Adviser’s key investment personnel, taking into consideration their education and financial industry experience. The Board discussed the Adviser’s investment process and expressed its satisfaction with the Adviser’s risk management process. The Board reviewed the performance of the Fund compared to the One-Year performance the Morningstar Small Cap Value Category, noting that unlike the funds in the Morningstar Category, the Fund does not invest in real estate investment trusts (REITs) and public utilities. The Board also considered the performance of the Fund over a One-Year, Three-Years, 5- Years and Since Inception periods, as compared to a small group of funds with investment strategies consistent with that of the Fund (the “Peer Group”). The Board concluded that the Adviser should continue to provide high quality services to the Fund for the benefit of the shareholders.

The Board compared the Fund’s investment advisory fee and expense ratio to investment advisory fees and expense ratios of the Peer Group and the Morningstar Category. The Board noted that the Fund’s investment advisory fee of 0.50% was equal to that of the Peer Group average and lower than that of the Morningstar Category average. They also noted that the Fund’s expense ratio of 0.610% was lower than the average (1.24%) for the Morningstar Category and slightly higher than the Peer Group average. The Board also noted the advisory fee waiver structure in effect for the Fund. The Board, upon reviewing the rationale for the Fund’s operating expense ratio, agreed that the fees selected were appropriate and reasonable in relation to the services to be provided. After further discussion, the Board concluded that the Fund’s advisory fee was not unreasonable.

In terms of potential “fall out” benefits to the Adviser from its relationship to the Fund, the Board noted that the Adviser does not engage in the use of soft dollars. The Board discussed economies of scale, noting that no such economies of scale were achieved at this point given the low asset base of the Fund. The Board agreed that the matter of economies of scale would be revisited at the next renewal of the advisory agreement and as the Fund’s size increases.

The Board then concluded its evaluation of the nature, extent and quality of the services to be provided to the Fund and without assigning particular weight to any single conclusion, approved the renewal of the Investment Management Agreement for the Fund.

Vericimetry Funds

Trustees and Officers

September 30, 2019 (Unaudited)

Interested Trustee and Officer
Name, Age and Address	Positions Held	Term of Office(1) and Length of Service	Principal Occupation(s) During Past 5 Years	Funds of the Trust Overseen	Other Public Company or Registered Investment Company Trusteeships Held During Past 5 Years
Mendel Fygenson, Ph.D.(2) 1968 North Lake Avenue, # 303 Altadena, CA 91001 Age: 62	Chairman, President, Secretary, & Trustee	Trustee since March 2016. Other positions since April 2016.	Professor, University of Southern California (1995 – Present); Consultant, Divine Analytics (2008 – Present); Chief Executive Officer, Vericimetry Advisors LLC (2014 – Present).	1	None
Independent Trustees
Name, Age and Address	Positions Held	Term of Office(1) and Length of Service	Principal Occupation(s) During Past 5 Years	Funds of the Trust Overseen	Other Public Company or Registered Investment Company Trusteeships Held During Past 5 Years
Brian K. Wing 1968 North Lake Avenue, # 303 Altadena, CA 91001 Age: 52	Trustee	Since August 2013.	Senior Vice President and Chief Financial Officer, Ryan LLC (tax services firm), Dallas, Texas (May 2016 – Present); Chief Financial Officer, HYLA Mobile, Irving, Texas (2013 – 2015); Chief Financial Officer, Treasurer and Senior Vice President (Operations), Consolidated Electrical Distributors, Inc., Irving, Texas (2009 – 2013); Executive Vice President, Corporate Development, MGA Entertainment, Inc., Van Nuys, California (2008 – 2009).	1	None
Chad Lasdon 1968 North Lake Avenue, # 303 Altadena, CA 91001 Age: 40	Trustee	Since March 2016.	Vice President and Relationship Manager, Bank of the West (2013 – 2016); Senior Vice President – Capital Markets, BentleyForbes (2008 – 2013).	1	None
Paul Karapetian 1968 North Lake Avenue, # 303 Altadena, CA 91001 Age: 42	Trustee	Since March 2016.	Senior Vice President, IDS Real Estate Group (2006 – Present).	1	None

Vericimetry Funds

TRUSTEES AND OFFICERS (Continued)
September 30, 2019 (Unaudited)

Officers
Name, Age and Address	Positions Held	Term of Office(1) and Length of Service	Principal Occupation(s) During Past 5 Years	Funds of the Trust Overseen
Christopher Thomas 1968 North Lake Avenue, # 303 Altadena, CA 91001 Age: 62	Chief Compliance Officer	Since September, 2014.	Chief Compliance Officer (2014-present); Chief Compliance Officer, First Pacific Advisors, LLC, (2005-2014), Vice President, Controller, Fund Assistant Treasurer, First Pacific Advisors, LLC, (1995 -2005).	1
Michael Thill 235 W. Galena Street, Milwaukee, WI 53212 Age: 41	Treasurer	Since October 2017.	Lead Administrator and Officer (2007- present) and other positions (2000-2007) at UMB Fund Services, Inc.	1

(1)

Each Trustee holds office for an indefinite term until his successor is elected and qualified. Each Officer holds office for an indefinite term at the pleasure of the Board and until his or her successor is elected and qualified.

(2)	Dr. Fygenson is considered an interested Trustee of the Trust, within the meaning of the 1940 Act, because of his affiliation with Vericimetry.

The Statement of Additional Information includes additional information about the Trustees and is available upon request, without charge, by calling 1-855-755-7550 or visit www.vericimetryfunds.com.

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Vericimetry U.S. Small Cap Value Fund

UMB Distribution Services, LLC, Distributor

P.O. Box 2175, Milwaukee, WI 53201-2175

www.vericimetryfunds.com

Item 2. Code of Ethics.

The Registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party. A copy of this code of ethics is attached hereto as an Exhibit.

There were no substantive amendments, during the period covered by this report, to a provision of the code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, and that relates to any element of the code of ethics description. The Registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The Registrant’s board of trustees has determined that Mr. Brian Wing is an audit committee financial expert serving on its audit committee and that Mr. Wing is independent.

Item 4. Principal Accountant Fees and Services.

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements are listed below:

	For the Year Ended September 30, 2019	For the Year Ended September 30, 2018
Audit Fees	$14,000	$14,000
Audit-Related Fees	$0	$0
Tax Fees	$3,000	$3,000
All Other Fees	$0	$0

The Registrant’s audit committee has adopted an Audit Committee Charter that requires that the Audit Committee review the scope and plan of the registered public accounting firm’s annual and interim examinations, approve the services to be performed for the Registrant by the independent public accountants and approve the fees and other compensation payable to the independent accountants. For the year ended September 30, 2019, all of the audit and non-audit services provided by the Registrant’s principal accountant were pre-approved by the audit committee.

(f) None.

(g) None.

(h) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

The schedule of investments in securities in unaffiliated issuers is included as part of the report to shareholders filed under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submissions of Matters to a Vote of Security Holders.

As of the end of the period covered by this report, the Registrant had not adopted any procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The Registrant's certifying officer has concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-2 under the Investment Company Act of 1940 (the "Act")) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on his evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Code of Ethics – Filed as an attachment to this filing.

(a)(2) Certification for the principal executive and principal financial officer of the Registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)) – Filed as an attachment to this filing.

(a)(3) Not Applicable.

(a)(4) Change in the registrant’s independent public accountant. Not applicable.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) – Filed as an attachment to this filing.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Vericimetry Funds

By:	/s/ Mendel Fygenson
Dr. Mendel Fygenson
President

Date:	December 6, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

Vericimetry Funds

By:	/s/ Mendel Fygenson
Dr. Mendel Fygenson
President

Date:	December 6, 2019

By:	/s/ Michael Thill
Michael Thill
Treasurer

Date:	December 6, 2019